Stock Option and Incentive Plan - Summary of Restricted Shares Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Restricted Shares, Outstanding, Beginning Balance	1,795
Number of Restricted Shares, Granted	828
Number of Restricted Shares, Vested	(642)
Number of Restricted Shares, Forfeited	(95)
Number of Restricted Shares, Ending Balance	1,886
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance	$ 31.61
Restricted Shares, Weighted Average Grant Date Fair Value, Granted	$ 41.92
Restricted Shares, Weighted Average Grant Date Fair Value, Vested	$ 31.47
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited	$ 33.51
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance	$ 36.09